Income tax (Details 4) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Property and equipment	$ 8,202	$ 9,057	[1]	$ 6,346
Intangible assets	21,257	18,658	[1]
Convertible debentures	12,373	11,889
Deferred Tax Assets [Member]
Statement Line Items [Line Items]
Property and equipment	2,103	2,250
Right-of-use assets, net lease liability	388
Intangible assets	3,205	4,368
Debentures	595	1,658
Convertible debentures	530
Financing costs	1,509	2,390
Research and development expenditures	1,437	1,163
Other		21
Deferred tax assets	$ 9,767	$ 11,850

[1]	The consolidated statement of Financial position as at December 31, 2019 reflects the adoption of IFRS 16 on January 1, 2019. The comparative information has not been restated.